Schedule of other payables and accrued liabilities (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	[1]	$ 823,345	$ 491,549
Accrued payroll		811,680	548,359
Accrued interests	[2]	249,867	157,032
Others		2,520	2,870
Total other payables and accrued liabilities		$ 1,887,412	$ 1,199,810

[1]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[2]	The balance of accrued interests represented the balance of interest payable from right-of-use leases and short-term loan – third parties.